Derivative financial instruments and debt excluding lease liabilities - Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments [Abstract]
Carrying amount	$ 49,868	$ 53,832
Fair value	$ 45,803	$ 50,866